CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 491	$ 1,020	$ 6,207
Accounts receivable	3,470	4,135	1,977
Prepaid expenses and other current assets	667	612	357
Deferred income taxes	6	6	6
Total current assets	4,634	5,773	8,547
Property and equipment, net	4,089	4,322	1,236
Other assets:
Deferred income taxes	12	12	215
Deferred loan fees, net	1,725	2,666	0
Deferred offering costs	254	225	0
Other non-current assets	117	488	391
Intangible assets, net	756	1,437	640
Goodwill	6,182	6,182	0
Total other assets	9,046	11,010	1,246
Total assets	17,769	21,105	11,029
Current liabilities:
Lines of credit	5,000	0
Due to service providers	2,045	2,308	1,865
Accounts payable	932	762	258
Accrued liabilities	2,411	1,875	798
Current portion of long-term debt	576	989	0
Capital lease obligations, current portion	126	117	0
Total current liabilities	11,835	6,954	2,921
Long-term liabilities:
Lines of credit	4,500	4,716	0
Promissory notes and notes payable	171	312	0
Capital lease obligations	1,698	1,764	0
Warrant derivative liability	1,871	3,200	0
Other long-term liabilities	341	222	0
Total long-term liabilities	8,581	10,214	0
Total liabilities	$ 20,416	$ 17,168	$ 2,921
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value; 10,000 shares authorized, none issued	$ 0	$ 0	$ 0
Common stock, $0.01 par value; 40,000 shares authorized; 6,902 and 6,713 shares issued and outstanding in 2015 and 2014, respectively	69	67	57
Additional paid-in capital	26,165	25,731	23,149
Accumulated deficit	(28,881)	(21,861)	(15,098)
Total stockholders' equity	(2,647)	3,937	8,108
Total liabilities and stockholders' equity	17,769	21,105	11,029
Healthsmart [Member]
Current liabilities:
Due to service providers	$ 745	$ 903	$ 0